Quarterly Holdings Report
for
Fidelity® Short-Term Bond Fund
November 30, 2023
STP-NPRT1-0124
1.813036.119
Nonconvertible Bonds - 47.3%
	Principal Amount (a) (000s)	Value ($) (000s)
COMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.7%
AT&T, Inc. 0.9% 3/25/24	10,610	10,450
NTT Finance Corp. 0.583% 3/1/24 (b)	3,469	3,424
Verizon Communications, Inc. 0.75% 3/22/24	3,860	3,803
		17,677
Media - 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 6.15% 11/10/26	8,540	8,648
Magallanes, Inc.:
3.428% 3/15/24	1,645	1,632
3.638% 3/15/25	901	877
		11,157
Wireless Telecommunication Services - 0.5%
Rogers Communications, Inc. 2.95% 3/15/25	4,725	4,556
T-Mobile U.S.A., Inc. 3.5% 4/15/25	7,030	6,837
		11,393
TOTAL COMMUNICATION SERVICES		40,227
CONSUMER DISCRETIONARY - 3.7%
Automobiles - 2.9%
American Honda Finance Corp. 4.6% 4/17/25	5,500	5,448
BMW U.S. Capital LLC 3.25% 4/1/25 (b)	8,000	7,797
Daimler Finance North America LLC:
0.75% 3/1/24 (b)	8,516	8,415
5.5% 11/27/24 (b)	5,640	5,631
General Motors Financial Co., Inc.:
1.05% 3/8/24	1,943	1,918
1.25% 1/8/26	6,779	6,167
5.4% 4/6/26	5,000	4,977
Hyundai Capital America:
1% 9/17/24 (b)	7,995	7,696
5.8% 6/26/25 (b)	6,500	6,498
Volkswagen Group of America Finance LLC:
3.95% 6/6/25 (b)	2,950	2,870
5.7% 9/12/26 (b)	6,200	6,198
6% 11/16/26 (b)	8,500	8,568
		72,183
Distributors - 0.2%
Genuine Parts Co. 1.75% 2/1/25	4,784	4,572
Specialty Retail - 0.6%
Advance Auto Parts, Inc. 5.9% 3/9/26	2,294	2,262
AutoZone, Inc. 5.05% 7/15/26	6,500	6,462
Lowe's Companies, Inc.:
4.4% 9/8/25	3,318	3,269
4.8% 4/1/26	1,004	996
O'Reilly Automotive, Inc. 5.75% 11/20/26	1,815	1,836
		14,825
Textiles, Apparel & Luxury Goods - 0.0%
Tapestry, Inc. 7.05% 11/27/25	353	357
TOTAL CONSUMER DISCRETIONARY		91,937
CONSUMER STAPLES - 3.3%
Beverages - 0.5%
Constellation Brands, Inc. 3.6% 5/9/24	7,000	6,928
Dr. Pepper Snapple Group, Inc. 0.75% 3/15/24	5,000	4,928
		11,856
Consumer Staples Distribution & Retail - 0.8%
7-Eleven, Inc. 0.8% 2/10/24 (b)	1,912	1,893
Dollar General Corp. 4.25% 9/20/24	10,347	10,204
Mondelez International Holdings Netherlands BV 0.75% 9/24/24 (b)	7,661	7,343
		19,440
Food Products - 0.5%
JDE Peet's BV 0.8% 9/24/24 (b)	6,779	6,491
Mondelez International, Inc. 2.125% 3/17/24	7,500	7,421
		13,912
Tobacco - 1.5%
Altria Group, Inc. 2.35% 5/6/25	1,269	1,214
BAT Capital Corp. 3.222% 8/15/24	10,014	9,825
BAT International Finance PLC 1.668% 3/25/26	6,714	6,155
Imperial Tobacco Finance PLC 3.125% 7/26/24 (b)	7,381	7,241
Philip Morris International, Inc.:
2.875% 5/1/24	6,658	6,581
5% 11/17/25	5,425	5,399
		36,415
TOTAL CONSUMER STAPLES		81,623
ENERGY - 2.0%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 1.231% 12/15/23	1,575	1,573
Oil, Gas & Consumable Fuels - 2.0%
Canadian Natural Resources Ltd. 2.05% 7/15/25	4,512	4,256
Devon Energy Corp. 5.25% 9/15/24	5,000	4,967
Enbridge, Inc.:
2.15% 2/16/24	1,167	1,157
2.5% 2/14/25	1,218	1,173
5.9% 11/15/26	2,514	2,557
Enterprise Products Operating LP 5.05% 1/10/26	4,128	4,132
Equinor ASA 1.75% 1/22/26	1,409	1,320
MPLX LP 1.75% 3/1/26	10,071	9,287
Occidental Petroleum Corp. 2.9% 8/15/24	2,755	2,694
Phillips 66 Co.:
0.9% 2/15/24	8,080	7,993
3.85% 4/9/25	8,057	7,882
The Williams Companies, Inc. 5.4% 3/2/26	1,346	1,345
		48,763
TOTAL ENERGY		50,336
FINANCIALS - 28.1%
Banks - 16.3%
ABN AMRO Bank NV 6.339% 9/18/27 (b)(c)	4,700	4,723
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.290% 5.08% 1/20/27 (c)(d)	6,000	5,934
0.976% 4/22/25 (c)	8,000	7,824
3.841% 4/25/25 (c)	7,500	7,433
4.827% 7/22/26 (c)	5,015	4,948
5.933% 9/15/27 (c)	5,000	5,038
Bank of America NA 5.65% 8/18/25	5,000	5,024
Bank of Montreal:
4.25% 9/14/24	7,000	6,924
5.92% 9/25/25	3,000	3,022
Bank of Nova Scotia:
5.35% 12/7/26	4,000	3,989
5.45% 6/12/25	6,560	6,543
Banque Federative du Credit Mutuel SA 4.524% 7/13/25 (b)	5,542	5,448
Barclays PLC:
1.007% 12/10/24 (c)	4,487	4,456
2.852% 5/7/26 (c)	4,878	4,648
5.304% 8/9/26 (c)	2,578	2,538
5.829% 5/9/27 (c)	6,500	6,457
6.496% 9/13/27 (c)	3,000	3,025
BNP Paribas SA 2.219% 6/9/26 (b)(c)	7,000	6,618
BPCE SA 1.625% 1/14/25 (b)	9,500	9,089
Canadian Imperial Bank of Commerce:
3.945% 8/4/25	6,059	5,905
5.926% 10/2/26	6,200	6,294
Citigroup, Inc.:
0.981% 5/1/25 (c)	4,488	4,387
2.014% 1/25/26 (c)	8,000	7,624
3.106% 4/8/26 (c)	6,714	6,474
4.14% 5/24/25 (c)	7,000	6,936
5.61% 9/29/26 (c)	5,000	4,994
Danske Bank A/S:
6.259% 9/22/26 (b)(c)	5,502	5,539
6.466% 1/9/26 (b)(c)	3,260	3,268
DNB Bank ASA 0.856% 9/30/25 (b)(c)	10,000	9,585
HSBC Holdings PLC:
0.976% 5/24/25 (c)	8,400	8,184
1.645% 4/18/26 (c)	6,806	6,404
Huntington National Bank 5.699% 11/18/25 (c)	5,500	5,372
Intesa Sanpaolo SpA 3.25% 9/23/24 (b)	10,000	9,765
JPMorgan Chase & Co.:
0.824% 6/1/25 (c)	6,568	6,390
3.845% 6/14/25 (c)	7,500	7,419
4.851% 7/25/28 (c)	10,500	10,337
6.07% 10/22/27 (c)	6,100	6,199
KeyBank NA 4.15% 8/8/25	2,003	1,911
KeyCorp 3.878% 5/23/25 (c)	2,344	2,269
Lloyds Banking Group PLC:
4.716% 8/11/26 (c)	7,515	7,348
5.985% 8/7/27 (c)	3,142	3,149
Mitsubishi UFJ Financial Group, Inc.:
0.953% 7/19/25 (c)	7,000	6,779
0.962% 10/11/25 (c)	8,775	8,400
2.193% 2/25/25	9,124	8,748
4.788% 7/18/25 (c)	4,000	3,970
Mizuho Financial Group, Inc. 2.651% 5/22/26 (c)	6,307	6,009
Morgan Stanley Bank, West Valley City Utah:
4.754% 4/21/26	4,007	3,957
5.882% 10/30/26	6,100	6,198
NatWest Group PLC 5.847% 3/2/27 (c)	5,500	5,482
NatWest Markets PLC 0.8% 8/12/24 (b)	4,320	4,175
PNC Bank NA 2.5% 8/27/24	6,217	6,074
Rabobank Nederland New York Branch 3.875% 8/22/24	7,890	7,798
Regions Financial Corp. 2.25% 5/18/25	3,950	3,710
Royal Bank of Canada 2.55% 7/16/24	8,572	8,407
Santander Holdings U.S.A., Inc.:
3.5% 6/7/24	7,230	7,116
5.807% 9/9/26 (c)	3,956	3,914
Societe Generale:
2.226% 1/21/26 (b)(c)	10,000	9,511
2.625% 10/16/24 (b)	1,249	1,212
3.875% 3/28/24 (b)	4,871	4,838
4.351% 6/13/25 (b)	4,500	4,410
Sumitomo Mitsui Financial Group, Inc. 0.508% 1/12/24	804	799
The Toronto-Dominion Bank 2.35% 3/8/24	7,500	7,434
Truist Financial Corp.:
4.26% 7/28/26 (c)	5,500	5,319
5.9% 10/28/26 (c)	7,375	7,341
U.S. Bancorp 5.727% 10/21/26 (c)	6,750	6,724
Wells Fargo & Co. 2.164% 2/11/26 (c)	20,142	19,233
Wells Fargo Bank NA 5.55% 8/1/25	5,000	5,015
		402,007
Capital Markets - 4.1%
Blackstone Private Credit Fund 4.7% 3/24/25	7,096	6,913
Deutsche Bank AG New York Branch:
0.898% 5/28/24	2,427	2,367
1.447% 4/1/25 (c)	5,743	5,643
2.129% 11/24/26 (c)	5,000	4,582
Goldman Sachs Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 5.841% 9/10/24 (c)(d)	10,000	9,972
1.757% 1/24/25 (c)	10,000	9,933
3% 3/15/24	3,000	2,975
5.7% 11/1/24	5,500	5,497
Intercontinental Exchange, Inc. 3.65% 5/23/25	4,172	4,065
Morgan Stanley:
0.79% 5/30/25 (c)	8,500	8,261
3.62% 4/17/25 (c)	5,750	5,697
4% 7/23/25	6,714	6,559
4.679% 7/17/26 (c)	10,823	10,637
NASDAQ, Inc. 5.65% 6/28/25	1,274	1,277
UBS AG London Branch 1.375% 1/13/25 (b)	5,623	5,360
UBS Group AG:
4.49% 8/5/25 (b)(c)	7,500	7,409
6.373% 7/15/26 (b)(c)	4,600	4,609
		101,756
Consumer Finance - 4.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	2,027	1,945
1.75% 1/30/26	5,724	5,235
4.875% 1/16/24	2,014	2,011
6.1% 1/15/27	7,000	7,036
6.45% 4/15/27 (b)	5,163	5,232
Ally Financial, Inc. 5.125% 9/30/24	6,284	6,224
American Express Co.:
2.25% 3/4/25	3,469	3,330
3.375% 5/3/24	6,000	5,945
5.389% 7/28/27 (c)	5,000	4,994
6.338% 10/30/26 (c)	6,200	6,285
Capital One Financial Corp.:
1.343% 12/6/24 (c)	6,500	6,498
4.166% 5/9/25 (c)	10,090	9,937
4.985% 7/24/26 (c)	2,457	2,398
7.149% 10/29/27 (c)	6,000	6,103
Ford Motor Credit Co. LLC 6.95% 6/10/26	9,500	9,606
John Deere Capital Corp.:
3.4% 6/6/25	4,589	4,476
4.75% 6/8/26	2,832	2,824
Synchrony Financial:
4.25% 8/15/24	9,435	9,276
4.375% 3/19/24	8,076	8,029
Toyota Motor Credit Corp. 5.4% 11/10/25	6,500	6,544
		113,928
Financial Services - 1.7%
AIG Global Funding 5.75% 7/2/26 (b)	5,200	5,194
Athene Global Funding:
0.95% 1/8/24 (b)	7,220	7,183
1% 4/16/24 (b)	7,000	6,864
1.716% 1/7/25 (b)	6,500	6,176
Corebridge Financial, Inc. 3.5% 4/4/25	812	787
GA Global Funding Trust 1.25% 12/8/23 (b)	8,200	8,195
Nationwide Building Society 6.557% 10/18/27 (b)(c)	6,100	6,189
The Western Union Co. 2.85% 1/10/25	1,585	1,531
		42,119
Insurance - 1.4%
Equitable Financial Life Global Funding 1.1% 11/12/24 (b)	8,150	7,795
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (b)	3,527	3,245
MassMutual Global Funding II:
4.15% 8/26/25 (b)	5,651	5,548
4.5% 4/10/26 (b)	6,700	6,596
Pacific Life Global Funding II 1.2% 6/24/25 (b)	5,535	5,186
Principal Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.7834% 4/12/24 (b)(c)(d)	3,616	3,617
Protective Life Global Funding 3.218% 3/28/25 (b)	1,703	1,649
		33,636
TOTAL FINANCIALS		693,446
HEALTH CARE - 2.1%
Biotechnology - 0.3%
Amgen, Inc. 5.25% 3/2/25	8,000	7,970
Health Care Providers & Services - 0.4%
Cigna Group 0.613% 3/15/24	1,965	1,936
CVS Health Corp. 5% 2/20/26	7,000	6,967
		8,903
Life Sciences Tools & Services - 0.6%
Revvity, Inc. 0.85% 9/15/24	8,310	7,992
Thermo Fisher Scientific, Inc. 1.215% 10/18/24	8,500	8,180
		16,172
Pharmaceuticals - 0.8%
AstraZeneca Finance LLC 0.7% 5/28/24	6,275	6,130
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	6,748	6,503
GSK Consumer Healthcare Capital 3.125% 3/24/25	7,390	7,156
		19,789
TOTAL HEALTH CARE		52,834
INDUSTRIALS - 3.4%
Aerospace & Defense - 0.8%
L3Harris Technologies, Inc. 5.4% 1/15/27	6,250	6,302
RTX Corp.:
5% 2/27/26	3,832	3,811
5.75% 11/8/26	2,714	2,750
The Boeing Co.:
1.95% 2/1/24	3,500	3,478
4.875% 5/1/25	4,713	4,663
		21,004
Building Products - 0.2%
Carrier Global Corp. 5.8% 11/30/25 (b)	4,209	4,233
Commercial Services & Supplies - 0.4%
Republic Services, Inc. 0.875% 11/15/25	10,000	9,163
Ground Transportation - 0.5%
Canadian Pacific Railway Co. 1.35% 12/2/24	12,296	11,781
Industrial Conglomerates - 0.2%
Siemens Financieringsmaatschappij NV 0.65% 3/11/24 (b)	5,142	5,073
Machinery - 0.5%
Daimler Trucks Finance North America LLC:
1.625% 12/13/24 (b)	2,657	2,551
5.2% 1/17/25 (b)	2,880	2,866
Parker Hannifin Corp. 3.65% 6/15/24	7,000	6,916
		12,333
Passenger Airlines - 0.3%
Delta Air Lines, Inc. 2.9% 10/28/24	7,598	7,357
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
0.7% 2/15/24	2,930	2,898
0.8% 8/18/24	3,717	3,578
		6,476
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd. 2.875% 2/15/25 (b)	7,000	6,686
TOTAL INDUSTRIALS		84,106
INFORMATION TECHNOLOGY - 0.9%
Semiconductors & Semiconductor Equipment - 0.4%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.250% 5.5881% 10/1/24 (c)(d)	4,150	4,148
Microchip Technology, Inc. 0.983% 9/1/24	4,231	4,082
		8,230
Software - 0.5%
Oracle Corp. 5.8% 11/10/25	7,000	7,055
VMware, Inc. 1% 8/15/24	5,608	5,425
		12,480
TOTAL INFORMATION TECHNOLOGY		20,710
MATERIALS - 0.2%
Chemicals - 0.2%
Nutrien Ltd. 5.9% 11/7/24	3,720	3,723
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp. 1.3% 9/15/25	2,980	2,756
Crown Castle International Corp. 1.35% 7/15/25	700	652
Welltower OP LLC 3.625% 3/15/24	3,276	3,253
		6,661
UTILITIES - 1.7%
Electric Utilities - 0.6%
FirstEnergy Corp.:
1.6% 1/15/26	747	688
2.05% 3/1/25	4,143	3,965
Florida Power & Light Co. 2.85% 4/1/25	1,893	1,835
Pennsylvania Electric Co. 5.15% 3/30/26 (b)	2,572	2,545
Southern Co. 0.6% 2/26/24	3,086	3,048
Tampa Electric Co. 3.875% 7/12/24	4,057	4,010
		16,091
Gas Utilities - 0.1%
Dominion Gas Holdings LLC 2.5% 11/15/24	1,475	1,430
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP 0.833% 6/15/24	3,897	3,773
Multi-Utilities - 0.9%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.9751% 5/13/24 (c)(d)	5,926	5,924
DTE Energy Co. 4.22% 11/1/24	7,490	7,374
NiSource, Inc. 0.95% 8/15/25	2,976	2,750
Sempra 3.3% 4/1/25	2,834	2,743
WEC Energy Group, Inc. 5% 9/27/25	2,638	2,613
		21,404
TOTAL UTILITIES		42,698
TOTAL NONCONVERTIBLE BONDS (Cost $1,192,562)		1,168,301

U.S. Treasury Obligations - 25.5%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Treasury Notes:
3.875% 1/15/26	226,414	222,894
4.125% 10/31/27	235,000	232,829
4.5% 11/15/25	20,127	20,043
4.5% 7/15/26	10,000	9,993
4.625% 3/15/26	120,000	120,042
5% 10/31/25	25,000	25,116
TOTAL U.S. TREASURY OBLIGATIONS (Cost $637,250)		630,917

U.S. Government Agency - Mortgage Securities - 0.3%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 0.3%
4.5% 3/1/39 to 9/1/49 (e)	5,561	5,335
5.5% 11/1/34	1,020	1,031
7.5% 11/1/31	0	0
TOTAL FANNIE MAE		6,366
Freddie Mac - 0.0%
8.5% 5/1/26 to 7/1/28	8	8
Ginnie Mae - 0.0%
7% to 7% 1/15/25 to 8/15/32	104	107
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $7,129)		6,481

Asset-Backed Securities - 18.2%
	Principal Amount (a) (000s)	Value ($) (000s)
Aimco:
Series 2018-BA Class AR, CME Term SOFR 3 Month Index + 1.360% 6.7555% 1/15/32 (b)(c)(d)	8,883	8,872
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.7335% 7/22/32 (b)(c)(d)	8,770	8,739
AIMCO CLO Ltd. Series 2022-12A Class AR, CME Term SOFR 3 Month Index + 1.170% 6.5728% 1/17/32 (b)(c)(d)	5,000	4,973
American Express Credit Account Master Trust:
Series 2022-2 Class A, 3.39% 5/15/27	8,500	8,265
Series 2022-3 Class A, 3.75% 8/15/27	7,000	6,828
Series 2022-4 Class A, 4.95% 10/15/27	4,492	4,469
Series 2023-1 Class A, 4.87% 5/15/28	3,528	3,510
Series 2023-3 Class A, 5.23% 9/15/28	7,149	7,178
AmeriCredit Automobile Receivables Trust Series 2021-3 Class A3, 0.76% 8/18/26	5,022	4,888
Ares LII CLO Ltd. Series 2021-52A Class A1R, CME Term SOFR 3 Month Index + 1.310% 6.7235% 4/22/31 (b)(c)(d)	7,663	7,642
Ari Fleet Lease Trust 2023-B Series 2023-B Class A2, 6.05% 7/15/32 (b)	4,323	4,340
Bank of America Credit Card Master Trust:
Series 2022-A1 Class A1, 3.53% 11/15/27	7,895	7,680
Series 2023-A1 Class A1, 4.79% 5/15/28	2,564	2,547
BMW Vechicle Lease Trust 2023-1 Series 2023-1 Class A3, 5.16% 11/25/25	3,820	3,805
Bmw Vechicle Lease Trust 2023-2 Series 2023-2 Class A3, 5.99% 9/25/26	3,841	3,870
Capital One Multi-Asset Execution Trust:
Series 2022-A1 Class A1, 2.8% 3/15/27	12,000	11,602
Series 2022-A2 Class A, 3.49% 5/15/27	7,000	6,810
Series 2022-A3 Class A, 4.95% 10/15/27	5,420	5,389
Capital One Prime Auto Receiva Series 2023-2 Class A3, 5.82% 6/15/28	5,698	5,768
CarMax Auto Owner Trust Series 2021-1 Class A3, 0.34% 12/15/25	1,525	1,493
Carmax Auto Owner Trust Series 2022-4 Class A2A, 5.34% 12/15/25	2,554	2,550
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	1,134	1,154
Carvana Auto Receivables Trust:
Series 2021-P2 Class A3, 0.49% 3/10/26	2,411	2,367
Series 2021-P3 Class A3, 0.7% 11/10/26	4,807	4,623
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.7774% 10/20/32 (b)(c)(d)	2,196	2,185
Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.360% 6.7555% 7/15/33 (b)(c)(d)	9,276	9,262
Cent CLO LP Series 2021-21A Class A1R3, CME Term SOFR 3 Month Index + 1.230% 6.6191% 7/27/30 (b)(c)(d)	4,523	4,516
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	893	859
Chase Issuance Trust:
Series 2022-A1 Class A, 3.97% 9/15/27	6,734	6,583
Series 2023-A1 Class A, 5.16% 9/15/28	8,355	8,388
Chesapeake Funding II LLC:
Series 2023 1A Class A1, 5.65% 5/15/35 (b)	4,725	4,709
Series 2023-2A Class A1, 6.16% 10/15/35 (b)	807	810
Countrywide Home Loans, Inc. Series 2004-2 Class 3A4, CME Term SOFR 1 Month Index + 0.610% 5.9574% 7/25/34 (c)(d)	121	115
Dell Equipment Finance Trust 2 Series 2023-3 Class A3, 5.93% 4/23/29 (b)	2,908	2,927
Dell Equipment Finance Trust 2023-2 Series 2023-2 Class A3, 5.65% 1/22/29 (b)	2,027	2,029
Discover Card Execution Note Trust:
Series 2022-A1 Class A1, 1.96% 2/15/27	4,911	4,713
Series 2022-A2 Class A, 3.32% 5/15/27	7,150	6,940
Series 2022-A3 Class A3, 3.56% 7/15/27	6,653	6,463
Dllaa 2023-1A Series 2023-1A Class A3, 5.64% 2/22/28 (b)	502	502
Donlen Fleet Lease Funding Series 2021-2 Class A2, 0.56% 12/11/34 (b)	945	937
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.7555% 4/15/31 (b)(c)(d)	8,070	8,042
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	1,823	1,846
Enterprise Fleet Financing LLC:
Series 2020-2 Class A2, 0.61% 7/20/26 (b)	408	406
Series 2021-1 Class A2, 0.44% 12/21/26 (b)	424	419
Series 2021-2 Class A2, 0.48% 5/20/27 (b)	2,525	2,463
Series 2022-3 Class A2, 4.38% 7/20/29 (b)	951	936
Series 2023-1 Class A2, 5.51% 1/22/29 (b)	4,908	4,885
Ford Credit Auto Lease Trust 2 Series 2023-B Class A3, 5.91% 10/15/26	5,952	5,984
Ford Credit Auto Owner Trust 2 Series 2023-B Class A3, 5.23% 5/15/28	3,944	3,947
Ford Credit Floorplan Master Owner Trust Series 2023-1 Class A1, 4.92% 5/15/28 (b)	4,177	4,121
GM Financial Automobile Leasing Series 2023-2 Class A3, 5.05% 7/20/26	4,155	4,122
GM Financial Automobile Leasing Trust Series 2023-1 Class A3, 5.16% 4/20/26	4,665	4,646
GM Financial Consumer Automobile Receivables Series 2023 2 Class A3, 4.47% 2/16/28	1,678	1,652
GM Financial Consumer Automobile Receivables Trust Series 2022-2 Class A3, 3.1% 2/16/27	6,602	6,453
Gm Financial Securitized Term Series 2023-4 Class A3, 5.78% 8/16/28	4,680	4,734
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/28 (b)	5,812	5,799
Harot 2023-4 Series 2023-4 Class A3, 5.67% 6/21/28	4,193	4,238
Hyundai Auto Lease Securitizat Series 2023-C Class A3, 5.8% 12/15/26 (b)	4,934	4,967
Hyundai Auto Receivables Trust:
Series 2023 A Class A3, 4.58% 4/15/27	2,034	2,007
Series 2023-C Class A3, 5.54% 10/16/28	3,474	3,505
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, CME Term SOFR 3 Month Index + 1.260% 6.6735% 1/22/31 (b)(c)(d)	6,559	6,538
Marlette Funding Trust Series 2022-2A Class A, 4.25% 8/15/32 (b)	750	748
Mercedes-Benz Auto Receivables Series 2023-2 Class A3, 5.95% 11/15/28	2,683	2,737
MMAF Equipment Finance LLC:
Series 2019-B Class A3, 2.01% 12/12/24 (b)	747	743
Series 2022-B Class A2, 5.57% 9/9/25 (b)	3,002	2,994
Niagara Park CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.260% 6.6644% 7/17/32 (b)(c)(d)	8,390	8,361
Nissan Auto Receivables 2023-B Series 2023-B Class A3, 5.93% 3/15/28	3,185	3,229
OneMain Direct Auto Receivables Trust Series 2021-1A Class A, 0.87% 7/14/28 (b)	7,502	7,167
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, CME Term SOFR 3 Month Index + 1.060% 6.4287% 5/20/29 (b)(c)(d)	3,842	3,831
Palmer Square Loan Funding, Ltd. / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME Term SOFR 3 Month Index + 1.050% 6.4439% 4/15/30 (b)(c)(d)	5,818	5,786
Park Place Securities, Inc. Series 2005-WCH1 Class M4, CME Term SOFR 1 Month Index + 1.350% 6.7024% 1/25/36 (c)(d)	96	94
Porsche Financial Auto Securitizati Series 2023-2A Class A3, 5.79% 1/22/29 (b)	2,531	2,561
Prpm 2021-5, LLC Series 2021-5 Class A1, 1.793% 6/25/26 (b)(c)	4,056	3,792
Santander Consumer Auto Receivables Trust Series 2021-AA Class A3, 0.33% 10/15/25 (b)	238	237
Santander Drive Auto Receivables Trust Series 2022-5 Class A3, 4.11% 8/17/26	2,962	2,946
Sfs Auto Receivables Securitiz Series 2023-1A Class A3, 5.47% 10/20/28 (b)	6,331	6,329
Sofi Consumer Loan Program Series 2023-1S Class A, 5.81% 5/15/31 (b)	1,421	1,418
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.7155% 7/15/32 (b)(c)(d)	6,342	6,322
Symphony CLO XXIII Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.280% 6.6755% 1/15/34 (b)(c)(d)	8,047	8,013
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.220% 6.591% 11/18/30 (b)(c)(d)	6,123	6,111
TCI-Symphony CLO Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.190% 6.5855% 7/15/30 (b)(c)(d)	8,177	8,156
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 Month Index + 0.970% 6.3174% 9/25/34 (c)(d)	140	135
Tesla Auto Lease Trust 2023-B Series 2023-B Class A3, 6.13% 9/21/26 (b)	6,355	6,377
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (b)	1,215	1,213
Toyota Auto Loan Extended Note Trust Series 2020-1A Class A, 1.35% 5/25/33 (b)	4,906	4,606
Toyota Auto Receivables 2023-D Series 2023-D Class A3, 5.54% 8/15/28	3,430	3,462
Toyota Lease Owner Trust 2023- Series 2023-B Class A3, 5.66% 11/20/26 (b)	5,372	5,407
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, CME Term SOFR 3 Month Index + 0.820% 6.244% 4/6/42 (b)(c)(d)	261	184
Upstart Securitization Trust:
Series 2021-4 Class A, 0.84% 9/20/31 (b)	346	345
Series 2021-5 Class A, 1.31% 11/20/31 (b)	872	865
3.12% 3/20/32 (b)	2,100	2,071
Upstart Securitization Trust 2 Series 2023-3 Class A, 6.9% 10/20/33 (b)	4,000	4,000
Usaa Auto Owner Trust 2023-A Series 2023-A Class A3, 5.58% 5/15/28 (b)	6,021	6,042
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 2.2891% 12/26/50 (b)	618	608
Series 2021-NPL2 Class A1, 2.115% 3/27/51 (b)	3,457	3,352
Series 2021-NPL3 Class A1, 1.743% 5/25/51 (b)(c)	4,818	4,478
Verizon Master Trust:
Series 2021-1 Class A, 0.5% 5/20/27	6,240	6,088
Series 2021-2 Class A, 0.99% 4/20/28	8,190	7,864
Series 2022-5 Class A1A, 3.72% 7/20/27	3,412	3,402
Series 2023-5 Class A1A, 5.61% 9/8/28	5,000	5,009
Volkswagen Auto Lease Trust 20 Series 2023-A Class A3, 5.81% 10/20/26	6,180	6,217
Volkswagen Auto Loan Enhanced:
Series 2023-1 Class A3, 5.02% 6/20/28	2,893	2,877
Series 2023-2 Class A3, 5.48% 12/20/28	4,052	4,071
Voya CLO Ltd. Series 2021-1A Class A1R, CME Term SOFR 3 Month Index + 1.210% 6.6144% 4/17/30 (b)(c)(d)	6,336	6,326
Wheels Fleet Lease Funding 1 L Series 2023-2A Class A, 6.46% 8/18/38 (b)	5,564	5,606
Wheels SPV LLC Series 2021-1A Class A, CME Term SOFR 1 Month Index + 0.390% 5.7256% 8/20/29 (b)(c)(d)	1,742	1,732
World Omni Auto Receivables Trust Series 2023-D Class A3, 5.79% 2/15/29	3,825	3,886
TOTAL ASSET-BACKED SECURITIES (Cost $454,920)		450,808

Collateralized Mortgage Obligations - 2.3%
	Principal Amount (a) (000s)	Value ($) (000s)
Private Sponsor - 1.9%
Ajax Mortgage Loan Trust sequential payer Series 2021-B Class A, 2.239% 6/25/66 (b)(c)	2,264	2,155
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/66 (b)	4,419	3,634
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	587	566
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(c)	1,120	1,037
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	1,057	1,006
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)	1,438	1,383
Cfmt 2022-Ebo2 sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	335	331
CFMT 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)	4,095	4,016
Csmc 2021-Rpl9 Trust sequential payer Series 2021-RPL9 Class A1, 2.4364% 2/25/61 (b)	6,498	6,110
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	3,104	2,936
GCAT Trust sequential payer Series 2021-NQM7 Class A1, 1.915% 8/25/66 (b)	2,356	2,017
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 2.25% 7/25/67 (b)(c)	5,266	4,937
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	1,891	1,734
Oceanview Mortgage Loan Trust sequential payer Series 2020-1 Class A1A, 1.7329% 5/28/50 (b)	2,105	1,876
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	359	341
Preston Ridge Partners Mortgage Trust:
sequential payer Series 2021-8 Class A1, 1.743% 9/25/26 (b)(c)	4,593	4,301
Series 2021-2 Class A1, 2.115% 3/25/26 (b)	3,307	3,180
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)	802	704
Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(c)	1,019	896
PRET LLC Series 2022-RN1 Class A1, 3.721% 7/25/51 (b)	3,312	3,164
RMF Buyout Issuance Trust sequential payer:
Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	1,230	1,180
Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	634	611
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 6.546% 7/20/34 (c)(d)	1	1
TOTAL PRIVATE SPONSOR		48,116
U.S. Government Agency - 0.4%
Fannie Mae:
floater Series 2015-27 Class KF, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.7426% 5/25/45 (c)(d)	2,276	2,231
sequential payer Series 2001-40 Class Z, 6% 8/25/31	38	38
Series 2016-27:
Class HK, 3% 1/25/41	2,599	2,418
Class KG, 3% 1/25/40	1,187	1,105
Series 2016-42 Class FL, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.460% 5.7926% 7/25/46 (c)(d)	2,558	2,532
Freddie Mac Series 3949 Class MK, 4.5% 10/15/34	268	263
TOTAL U.S. GOVERNMENT AGENCY		8,587
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $60,781)		56,703

Commercial Mortgage Securities - 5.4%
	Principal Amount (a) (000s)	Value ($) (000s)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX Class A, CME Term SOFR 1 Month Index + 1.150% 6.473% 1/15/39 (b)(c)(d)	1,838	1,792
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	2,246	2,018
Benchmark Mortgage Trust sequential payer Series 2021-B31 Class A1, 1.357% 12/15/54	4,452	4,129
BLOX Trust floater sequential payer Series 2021-BLOX Class A, CME Term SOFR 1 Month Index + 0.860% 6.1875% 9/15/26 (b)(c)(d)	4,272	4,100
BPR Trust floater Series 2022-OANA Class A, CME Term SOFR 1 Month Index + 1.890% 7.2209% 4/15/37 (b)(c)(d)	6,214	6,105
BX Commercial Mortgage Trust floater:
Series 2021-PAC Class A, CME Term SOFR 1 Month Index + 0.800% 6.1266% 10/15/36 (b)(c)(d)	3,704	3,617
Series 2021-VINO Class A, CME Term SOFR 1 Month Index + 0.760% 6.0898% 5/15/38 (b)(c)(d)	2,570	2,521
Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 6.3358% 2/15/39 (b)(c)(d)	3,781	3,690
Bx Commercial Mortgage Trust 2 floater sequential payer Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.040% 6.3693% 4/15/34 (b)(c)(d)	4,300	4,266
BX Trust:
floater:
Series 2021-ACNT Class A, CME Term SOFR 1 Month Index + 0.960% 6.2875% 11/15/38 (b)(c)(d)	3,607	3,537
Series 2021-BXMF Class A, CME Term SOFR 1 Month Index + 0.750% 6.0734% 10/15/26 (b)(c)(d)	3,168	3,098
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4879% 8/15/39 (b)(c)(d)	1,533	1,534
floater sequential payer:
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 6.3574% 10/15/36 (b)(c)(d)	5,102	5,089
Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.1075% 6/15/38 (b)(c)(d)	3,373	3,308
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (b)	7,445	6,815
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	4,350	3,835
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, CME Term SOFR 1 Month Index + 1.060% 6.3874% 11/15/36 (b)(c)(d)	1,678	1,649
Citigroup Commercial Mortgage Trust sequential payer:
Series 2014-GC21 Class AAB, 3.477% 5/10/47	0	0
Series 2016-GC36 Class AAB, 3.368% 2/10/49	1,427	1,390
COMM Mortgage Trust sequential payer:
Series 2015 LC19 Class A3, 2.922% 2/10/48	2,132	2,072
Series 2020-SBX Class A, 1.67% 1/10/38 (b)	6,921	6,091
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, CME Term SOFR 1 Month Index + 1.020% 6.35% 5/15/36 (b)(c)(d)	8,003	7,985
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	1,059	968
CSAIL 2018-CX12 Commercial Mortgage Trust sequential payer Series 2018-CX12 Class ASB, 4.1628% 8/15/51	3,114	2,978
CSMC Trust Series 2017-CHOP Class A, PRIME RATE - 2.300% 6.194% 7/15/32 (b)(c)(d)	3,326	3,171
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, CME Term SOFR 1 Month Index + 0.810% 6.1385% 11/15/38 (b)(c)(d)	5,014	4,907
Extended Stay America Trust floater Series 2021-ESH Class A, CME Term SOFR 1 Month Index + 1.190% 6.5175% 7/15/38 (b)(c)(d)	1,651	1,631
GS Mortgage Securities Trust:
floater Series 2021-IP Class A, CME Term SOFR 1 Month Index + 1.060% 6.3875% 10/15/36 (b)(c)(d)	2,194	2,105
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (b)(c)	4,421	4,222
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, CME Term SOFR 1 Month Index + 1.610% 6.9375% 9/15/29 (b)(c)(d)	2,202	2,029
Series 2013-LC11 Class A/S, 3.216% 4/15/46	1,229	1,133
Life Financial Services Trust floater Series 2022-BMR2 Class A1, CME Term SOFR 1 Month Index + 1.290% 6.6182% 5/15/39 (b)(c)(d)	4,992	4,889
LIFE Mortgage Trust floater Series 2021-BMR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1375% 3/15/38 (b)(c)(d)	3,374	3,289
Merit floater Series 2021-STOR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1375% 7/15/38 (b)(c)(d)	1,937	1,899
Morgan Stanley BAML Trust sequential payer Series 2016-C28:
Class A3, 3.272% 1/15/49	1,640	1,548
Class ASB, 3.288% 1/15/49	1,167	1,140
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	4,896	4,475
Series 2019-H7 Class A1, 2.327% 7/15/52	664	655
Open Trust 2023-Air sequential payer Series 2023-AIR Class A, CME Term SOFR 1 Month Index + 3.080% 8.4131% 10/15/28 (b)(c)(d)	1,536	1,536
OPG Trust floater Series 2021-PORT Class A, CME Term SOFR 1 Month Index + 0.590% 5.9215% 10/15/36 (b)(c)(d)	5,451	5,307
SREIT Trust floater Series 2021-MFP Class A, CME Term SOFR 1 Month Index + 0.840% 6.1682% 11/15/38 (b)(c)(d)	3,363	3,301
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2015-LC22 Class ASB, 3.571% 9/15/58	1,733	1,696
Series 2017-RC1 Class ASB, 3.453% 1/15/60	2,414	2,317
WF-RBS Commercial Mortgage Trust sequential payer Series 2014-C20 Class ASB, 3.638% 5/15/47	42	42
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $139,874)		133,879

Money Market Funds - 1.0%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.40% (f) (Cost $24,369)	24,363,887	24,369

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,516,885)	2,471,458
NET OTHER ASSETS (LIABILITIES) - 0.0%	211
NET ASSETS - 100.0%	2,471,669

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1,240	Mar 2024	253,532	753	753
CBOT 5-Year U.S. Treasury Note Contracts (United States)	234	Mar 2024	25,003	116	116

TOTAL FUTURES CONTRACTS					869
The notional amount of futures purchased as a percentage of Net Assets is 11.3%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $677,149,000 or 27.4% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,048,000.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	22,073	217,200	214,904	293	-	-	24,369	0.1%
Total	22,073	217,200	214,904	293	-	-	24,369

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds and U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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